Forfeiture Shares (Tables)	3 Months Ended
Mar. 31, 2025
Forfeiture Shares [Abstract]
Schedule of Fair Value of the Forfeiture Shares

The fair value of the Forfeiture Shares was computed using the following key assumptions:

	March 31, 2025	December 31, 2024
Stock price	2.04	2.60
Expected term (years)	0.50	0.75
Expected volatility	63.84%	63.84%
Risk-free interest rate	4.23%	4.20%

Schedule of Changes in the Fair Value of the Forfeiture Shares	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:
	Three months ended March 31, 2025	Year ended December 31, 2024
	U.S. dollars in thousands

Balance at beginning of period	1	38
Changes in fair value	-	(37)
Balance at end of the period	1	1